DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Income (Loss) From Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of discontinued operations	$ 4.5	$ 4.5	$ 66.1
Net loss (income) from discontinued operations attributable to noncontrolling interest	(0.9)	(3.3)	(2.0)
Income (loss) from discontinued operations – net of tax	13.4	14.1	6.9
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			1,919.6
Cost of sales			(1,510.2)
Selling, general and administrative expenses			(384.3)
Goodwill and intangible asset impairments			0.0
Net interest (expense)			(3.1)
Other income (expense)			(1.7)
Gain (loss) on disposition of discontinued operations			20.3
(Provision for) benefit from income taxes			(11.4)
Income (loss) from discontinued operations – net of tax attributable to Terex Corporation			8.9
Net loss (income) from discontinued operations attributable to noncontrolling interest			(2.0)
Income (loss) from discontinued operations – net of tax			6.9
Materials Handling and Port Solutions Sale | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	1,398.2	1,521.4	1,829.7
Cost of sales	(1,090.3)	(1,184.1)	(1,427.8)
Selling, general and administrative expenses	(266.8)	(271.1)	(378.9)
Goodwill and intangible asset impairments	(3.1)	(34.7)	0.0
Net interest (expense)	(2.3)	(1.4)	(3.1)
Other income (expense)	(11.5)	0.8	(1.3)
Gain (loss) on disposition of discontinued operations	24.2	30.9	18.6
(Provision for) benefit from income taxes	(9.9)	(13.5)	(11.1)
Income (loss) from discontinued operations – net of tax attributable to Terex Corporation	14.3	17.4	7.5
Net loss (income) from discontinued operations attributable to noncontrolling interest	(0.9)	(3.3)	(2.0)
Income (loss) from discontinued operations – net of tax	$ 13.4	$ 14.1	5.5
Construction | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			89.9
Cost of sales			(82.4)
Selling, general and administrative expenses			(5.4)
Goodwill and intangible asset impairments			0.0
Net interest (expense)			0.0
Other income (expense)			(0.4)
Gain (loss) on disposition of discontinued operations			1.7
(Provision for) benefit from income taxes			(0.3)
Income (loss) from discontinued operations – net of tax attributable to Terex Corporation			1.4
Net loss (income) from discontinued operations attributable to noncontrolling interest			0.0
Income (loss) from discontinued operations – net of tax			$ 1.4